Average Annual Total Returns{- Fidelity Advisor® Stock Selector Mid Cap Fund} - 11.30 Fidelity Advisor Stock Selector Mid Cap Fund - Retail PRO-12 - Fidelity Advisor® Stock Selector Mid Cap Fund	Fidelity Advisor Stock Selector Mid Cap Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Advisor Stock Selector Mid Cap Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Advisor Stock Selector Mid Cap Fund-Retail Class Return Before Taxes Since Inception		Fidelity Advisor Stock Selector Mid Cap Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Advisor Stock Selector Mid Cap Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Advisor Stock Selector Mid Cap Fund-Retail Class After Taxes on Distributions Since Inception		Fidelity Advisor Stock Selector Mid Cap Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Stock Selector Mid Cap Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Stock Selector Mid Cap Fund-Retail Class After Taxes on Distributions and Sales Since Inception		SP004 Past 1 year	SP004 Past 5 years	SP004 Since Inception
Total	23.25%	14.67%	13.66%	[1]	18.95%	12.23%	12.27%	[1]	15.21%	11.04%	10.99%	[1]	24.76%	13.09%	14.23%	[1]

[1]	(a)From June 6, 2012